BASIC AND DILUTED LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Weighted average common shares outstanding	21,037,640	21,027,640	21,035,973	21,027,640

Shares used in computing basic and diluted loss per share	21,037,640	21,027,640	21,035,973	21,027,640